Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments And Contingencies [Abstract]
Financial obligations and expected timing	These obligations as of December 31, 2023 and the expected timing of funding of these obligations, are noted in the table below.

	Total	2024	2025-2026	2027-2028	2029 and beyond
Processing agreements	$5,642	$618	$1,003	$563	$3,458
Transportation agreements	212,400	52,691	94,866	47,601	17,242
Total	$218,042	$53,309	$95,869	$48,164	$20,700